Collateralized transactions - Assets Subject to Lien (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	¥ 1,668,730	¥ 1,526,278
Loans and receivables [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	141	706
Trading assets [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	1,293,036	1,208,753
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	5,236	955
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	370,239	315,781
Other [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	¥ 78	¥ 83